CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Share premium [member]	Other reserves [member]	Retained earnings [member]		Equity attributable to owners of parent [member]	Other equity interest [member]	Non-controlling interests [member]	Total [Member]	Total
Balance at 1 January at Dec. 31, 2014		£ 24,427	£ 13,216	£ 5,692		£ 43,335	£ 5,355	£ 1,213	£ 49,903
Comprehensive income
Profit for the year				860		860		96	956	£ 956
Post-retirement defined benefit scheme remeasurements, net of tax				(215)		(215)			(215)	(215)
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax			(371)			(371)			(371)	(371)
Movements in cash flow hedging reserve, net of tax			(412)			(412)			(412)	(412)
Currency translation differences (tax: £nil)			(42)			(42)			(42)	(42)
Total other comprehensive income			(825)	(215)		(1,040)			(1,040)	(1,040)
Total comprehensive income			(825)	645		(180)		96	(84)	(84)
Transactions with owners
Dividends				(1,070)	[1]	(1,070)		(52)	(1,122)
Distributions on other equity instruments, net of tax				(314)		(314)			(314)
Redemption of preference shares		131	(131)							131	[2]
Movement in treasury shares				(816)		(816)			(816)	(816)
Value of employee services:
Share option schemes				107		107			107
Other employee award schemes				172		172			172
Adjustment on sale of non-controlling interest in TSB Banking Group plc								(825)	(825)
Other changes in non-controlling interests								(41)	(41)
Total transactions with owners		131	(131)	(1,921)		(1,921)		(918)	(2,839)
Balance At 31 December at Dec. 31, 2015		24,558	12,260	4,416		41,234	5,355	391	46,980
Comprehensive income
Profit for the year				2,063		2,063		101	2,164	2,164
Post-retirement defined benefit scheme remeasurements, net of tax				(1,028)		(1,028)			(1,028)	(1,028)
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax			1,197			1,197			1,197	1,197
Movements in cash flow hedging reserve, net of tax			1,409			1,409			1,409	1,409
Currency translation differences (tax: £nil)			(4)			(4)			(4)	(4)
Total other comprehensive income			2,602	(1,028)		1,574			1,574	1,574
Total comprehensive income			2,602	1,035		3,637		101	3,738	3,738
Transactions with owners
Dividends				(2,014)	[1]	(2,014)		(29)	(2,043)
Distributions on other equity instruments, net of tax				(321)		(321)			(321)
Redemption of preference shares		210	(210)							210	[2]
Movement in treasury shares				(175)		(175)			(175)	(175)
Value of employee services:
Share option schemes				141		141			141
Other employee award schemes				168		168			168
Other changes in non-controlling interests								(23)	(23)
Total transactions with owners		210	(210)	(2,201)		(2,201)		(52)	(2,253)
Balance At 31 December at Dec. 31, 2016		24,768	14,652	3,250		42,670	5,355	440	48,465	48,465
Comprehensive income
Profit for the year				3,807		3,807		90	3,897	3,897
Post-retirement defined benefit scheme remeasurements, net of tax				482		482			482	482
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax			(74)			(74)			(74)	(74)
Gains and losses attributable to own credit risk, net of tax				(40)		(40)			(40)	(40)
Movements in cash flow hedging reserve, net of tax			(731)			(731)			(731)	(731)
Currency translation differences (tax: £nil)			(32)			(32)			(32)	(32)
Total other comprehensive income			(837)	442		(395)			(395)	(395)
Total comprehensive income			(837)	4,249		3,412		90	3,502	3,502
Transactions with owners
Dividends				(2,284)	[1]	(2,284)		(51)	(2,335)
Distributions on other equity instruments, net of tax				(313)		(313)			(313)
Redemption of preference shares	[2]
Issue of ordinary shares		63				63			63
Movement in treasury shares				(411)		(411)			(411)	(411)
Value of employee services:
Share option schemes				82		82			82
Other employee award schemes				332		332			332
Other changes in non-controlling interests								(242)	(242)
Total transactions with owners		63		(2,594)		(2,531)		(293)	(2,824)
Balance At 31 December at Dec. 31, 2017		£ 24,831	£ 13,815	£ 4,905		£ 43,551	£ 5,355	£ 237	£ 49,143	£ 49,143

[1]	Net of a credit in respect of unclaimed dividends written-back in accordance with the Company's Articles of Association.
[2]	During the year ended 31 December 2016, the Company redeemed all of its outstanding 6.267% Non-cumulative Fixed to Floating Rate Callable US Dollar Preference Shares at their combined sterling equivalent par value of £210 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of £210 million was transferred from the distributable merger reserve to the share premium account (2015: £131 million in respect of the redemption of the outstanding 6.0884% Non-cumulative Fixed to Floating Rate Preference Shares and 5.92% Non-cumulative Fixed to Floating Rate Preference Shares).